Opal Dividend Income ETF (“DIVZ”)

(the “Fund”)

A series of Elevation Series Trust (the “Trust”)

Supplement dated January 29, 2026 to the

Fund’s Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), dated June 11, 2025 as may be supplemented and/or revised from time to time.

Effective February 8, 2026, the Fund name Opal Dividend Income ETF is hereby changed to the Polen Dividend Income ETF. All references to the name of the Fund are revised accordingly.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.